9. Property, plant and equipment (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment Details Narrative
Direct costs	$ 589,000	$ 302,500
Financial costs capitalized	$ 313,700	$ 189,700